CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) ¥ in Thousands	12 Months Ended
Dec. 31, 2020 CNY (¥)
Statement Of Cash Flows [Abstract]
Disposal of a subsidiary, net of cash disposed	¥ 7,606
Net proceeds from issuance of ordinary shares, net of issuance cost	¥ 30,234